Note 5 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Premises and equipment, gross	$ 35,387	$ 32,133
Less accumulated depreciation	11,240	10,294
Premises and equipment, net	24,147	21,840
Land and Land Improvements [Member]
Premises and equipment, gross	4,081	4,081
Building [Member]
Premises and equipment, gross	24,108	20,831
Equipment [Member]
Premises and equipment, gross	$ 7,198	$ 7,222